DERIVATIVE LIABILITIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
DERIVATIVE LIABILITIES
Schedule of activity for derivative series C Preferred stock Liability
	March 31, 2023	December 31, 2022
Carrying amount at beginning of year	$7,592,744	$93,108,568
Issued Series C preferred shares	-	-
Change in fair value	2,165,183	89,523,091
Settlement of obligation (issuance of common shares)	-	(175,038,915)
Carrying amount at end of year	$9,757,927	$7,592,744

	December 31, 2022	December 31, 2021
Carrying amount at beginning of year	$93,108,568	$93,981,234
Issued Series C preferred shares	-	46,238,850
Change in fair value	89,523,091	152,831,568
Settlement of obligation (issuance of common shares)	(175,038,915)	(199,943,084)
Carrying amount at end of year	$7,592,744	$93,108,568